Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current, U.S. federal	$ 45,348	$ 51,467	$ 40,762
Current, U.S. state and local	7,731	7,813	5,961
Current, Foreign	511	386	612
Deferred, U.S. federal, state and local	(6,995)	(3,271)	7,227
Deferred, Foreign	7	120	15
Total	$ 46,602	$ 56,515	$ 54,577